Investment in joint venture - Production costs of joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Raw materials and consumables	$ 0	$ (30,401)
Salary and employee benefits	0	(12,782)
Change in stockpile, gold-in-process and gold dore inventories	0	(15,934)
Insurance, government fees, permits and other	0	(3,473)
Share-based payments	(1,789)	(1,258)
Total production costs		(79,008)
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Raw materials and consumables	(49,560)	(53,949)
Salary and employee benefits	(33,015)	(25,106)
Contractors (net of deferred stripping costs)	(97,443)	(94,652)
Change in stockpile, gold-in-process and gold dore inventories	(3,056)	25,184
Insurance, government fees, permits and other	(15,749)	(9,018)
Share-based payments	(411)	(506)
Total production costs	$ (199,234)	$ (158,047)